CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Total revenues	$ 81,520	¥ 531,915	¥ 218,656	¥ 131,867
Cost of revenues
Gross Profit	56,007	365,443	134,493	66,013
Operating expenses
Research and development expenses	(30,576)	(199,510)	(170,155)	(52,103)
Sales and marketing expenses	(14,669)	(95,717)	(53,716)	(21,987)
General and administrative expenses	(17,573)	(114,667)	(189,433)	(13,986)
Total operating expenses	(62,818)	(409,894)	(413,304)	(88,076)
Operating loss	(6,811)	(44,451)	(278,811)	(22,063)
Other income, net	1,140	7,441	4,578	6,069
Loss before income taxes	(5,671)	(37,010)	(274,233)	(15,994)
Income tax expenses	(71)	(466)	(1,364)	(1,610)
Net loss	(5,742)	(37,476)	(275,597)	(17,604)
Accretion to redemption value of contingently redeemable ordinary shares	(1,654)	(10,792)	(821)
Net loss attributable to ordinary shareholders	(7,396)	(48,268)	(276,418)	(17,604)
Net loss	(5,742)	(37,476)	(275,597)	(17,604)
Other comprehensive loss
Foreign currency translation adjustment	(3,350)	(21,861)	0	0
Total other comprehensive loss	(3,350)	(21,861)
Total comprehensive loss	(9,092)	(59,337)	(275,597)	(17,604)
Comprehensive loss attributable to ordinary shareholders	$ (10,746)	¥ (70,129)	¥ (276,418)	¥ (17,604)
LOSS PER SHARE
Basic and diluted | (per share)	$ (0.03)	¥ (0.21)	¥ (1.52)	¥ (0.11)
Loss per ADS (1 ADS represents 5 ordinary shares)
Basic and diluted | (per share)	$ (0.16)	¥ (1.07)	¥ (7.62)	¥ (0.55)
Weighted average number of ordinary shares:
Basic and diluted	226,339,320	226,339,320	181,427,603	160,000,000
Learning services
Revenues
Total revenues	$ 65,972	¥ 430,466	¥ 107,409	¥ 22,010
Cost of revenues
Cost of revenues	(16,537)	(107,904)	(25,793)	(5,919)
Learning materials and devices
Revenues
Total revenues	15,548	101,449	111,247	109,857
Cost of revenues
Cost of revenues	$ (8,976)	¥ (58,568)	¥ (58,370)	¥ (59,935)